Subsequent Events (Q1) (Details) $ / shares in Units, $ in Thousands	Oct. 24, 2019 USD ($)	Oct. 10, 2019 USD ($) Days $ / shares shares	Sep. 30, 2019 $ / shares	Jun. 30, 2019 $ / shares	Jul. 31, 2018	Jun. 30, 2018 $ / shares	Oct. 24, 2017 USD ($) $ / shares
Exercise price of warrants			$ 32	$ 32.00		$ 32.00	$ 32.00
Placement Agent [Member]
Exercise price of warrants							$ 32.00
Loan Agreement [Member] | AFE [Member]
Debt rate, percentage					6.00%
Subsequent Event [Member]
Legal costs and escrow fees | $		$ 966
Subsequent Event [Member] | On or Before October 14, 2019 [Member]
Repayment of debt | $		$ 1,000
Subsequent Event [Member] | Debenture Warrants [Member] | Purchasers [Member]
Exercise price of warrants		$ 6.00
Subsequent Event [Member] | Merger Debentures [Member]
Share issued price per share, description		Interest on the Merger Debentures is payable quarterly in arrears, at the option of the holder, in the form of shares of Common Stock, to be issued at a price of the lower of $3.00 per share and the 10-day trailing VWAP for the period immediately prior to the due date of the interest payment, or in kind. The Merger Debentures are convertible at any time by the holders into shares of Common Stock at a price of $3.00 per share, and the Company can require conversion into shares of Common Stock at a price of $3.00 per share if the Common Stock trades at or above $10.00 per share for ten consecutive trading days
Share issued price per share		$ 3.00
Conversion price per share		3.00
Subsequent Event [Member] | Merger Debentures [Member] | New Placement Agent Warrant [Member]
Exercise price of warrants		$ 3.00
Warrants exercisable term		5 months
Subsequent Event [Member] | Merger Debentures [Member] | Series A Merger Warrants [Member]
Exercise price of warrants		$ 3.00
Warrants exercisable term		5 months
Subsequent Event [Member] | Merger Debentures [Member] | Series B Merger Warrants [Member]
Exercise price of warrants		$ 6.00
Warrants exercisable term		5 months
Subsequent Event [Member] | Merger Debentures [Member] | Merger Debentures [Member]
Share issued price per share, description		Interest on the Merger Debentures is payable quarterly in arrears, at the option of the holder, in the form of shares of common stock, to be issued at a price of the lower of $3.00 per share and the 10-day trailing VWAP for the period immediately prior to the due date of the interest payment, or in kind. The Merger Debentures are convertible at any time by the holders into shares of common stock at a price of $3.00 per share, and the Company can require conversion into shares of common stock at a price of $3.00 per share if the common stock trades at or above $10.00 per share for ten consecutive trading days.
Share issued price per share		$ 3.00
Conversion price per share		$ 3.00
Trading days | Days		10
Subsequent Event [Member] | Merger Debentures [Member] | Merger Debentures [Member] | Common Stock Trades or Above [Member]
Conversion price per share		$ 10.00
Subsequent Event [Member] | Merger Debentures [Member] | Merger Debentures [Member] | New Placement Agent Warrant [Member]
Exercise price of warrants		$ 3.00
Warrants exercisable term		5 years
Subsequent Event [Member] | Merger Debentures [Member] | Merger Debentures [Member] | Series A Merger Warrants [Member]
Exercise price of warrants		$ 3.00
Warrants exercisable term		5 years
Subsequent Event [Member] | Merger Debentures [Member] | Merger Debentures [Member] | Series B Merger Warrants [Member]
Exercise price of warrants		$ 6.00
Warrants exercisable term		5 years
Subsequent Event [Member] | AFE [Member] | Merger Debentures [Member]
Proceeds from debt | $		$ 350
Debt rate, percentage		11.00%
Debt maturities repayment terms, description		The repayment date is the earlier of five days after completion of the Merger transaction or the later of March 31, 2020 or three months following the vote of the shareholders on the Merger.
Subsequent Event [Member] | Merger Agreement [Member]
Ownership percentage purchased		100.00%
Subsequent Event [Member] | Merger Agreement [Member] | Batchfire Resources Pty Ltd [Member]
Ownership percentage purchased		25.00%
Subsequent Event [Member] | Merger Agreement [Member] | AFE [Member]
Shares issued in acquisition to parent company | shares		3,875,000
Proceeds from debt | $		$ 350
Subsequent Event [Member] | Share Exchange Agreement [Member]
Ownership percentage purchased		100.00%
Subsequent Event [Member] | Share Exchange Agreement [Member] | Batchfire Resources Pty Ltd [Member]
Ownership percentage purchased		25.00%
Subsequent Event [Member] | Merger Agreement [Member] | New Placement Agent Warrant [Member]
Exercise price of warrants		$ 6.00
Subsequent Event [Member] | Merger Agreement [Member] | Merger Warrants [Member] | On or Before October 14, 2019 [Member]
Proceeds from issuance of senior secured debt | $		$ 1,000
Subsequent Event [Member] | Merger Agreement [Member] | Merger Warrants [Member] | Upon the filing of the proxy statement [Member]
Proceeds from issuance of senior secured debt | $		500
Subsequent Event [Member] | Merger Agreement [Member] | Merger Warrants [Member] | Within Two Business Days of Stockholder's Approval [Member]
Proceeds from issuance of senior secured debt | $		500
Subsequent Event [Member] | Merger Agreement [Member] | Placement Agent [Member]
Cash fee paid as compensation | $		$ 140
Aggregate fee, percentage		7.00%
Subsequent Event [Member] | Merger Agreement [Member] | Merger Debentures [Member] | New Placement Agent Warrant [Member]
Proceeds from issuance of senior secured debt | $		$ 2,000
Subsequent Event [Member] | Merger Agreement [Member] | New Debentures [Member] | Purchasers [Member]
Proceeds from debt | $		$ 2,000
Subsequent Event [Member] | Loan Agreement [Member] | AFE [Member]
Loans payable | $	$ 350						$ 350
Subsequent Event [Member] | Loan Agreement [Member] | AFE [Member] | Merger Debentures [Member]
Proceeds from debt | $	$ 2,000
Debt rate, percentage	11.00%						11.00%
Debt maturities repayment terms, description	Under the loan agreement, we loaned $350,000 to AFE, which is due in full on the later of March 31, 2020 or within five days following the closing of the Merger. If the Merger does not close, the loan will mature on March 31, 2020 or three months following the special stockholder meeting called to approve the merger transactions.